Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities [Abstract]
Financial assets
The financial assets and liabilities at December 31, 2017 and 2016 are summarized as follows:

	2017	2016
Financial assets
Valued at amortized cost
Cash and cash equivalents	$461,554	$902,704
Trade receivables	250,637	796,369
Other accounts receivable	143,925	212,905
Related parties	217,188	59,098
Total current financial assets	$1,073,304	$1,971,076

Financial liabilities
Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$502,361	$740,370
Trade payables	169,072	189,576
Accounts payable and accrued expenses	340,426	394,473
Related parties	34,756	51,515
Total short-term portion of the financial debt	1,046,615	1,375,934
Long-term financial debt	396,257	9,330,087
Total financial liabilities	$1,442,872	$10,706,021

Summary of Trust Certificates
At December 31, 2017 and 2016 the CBFs are summarized as follows:

	2017	2016
Consolidated offering	$10,500,000	$10,500,000
Capitalization of interests	414,194	414,194
Payments made	(444,864)	(444,864)
Transaction costs	(737,973)	(804,170)
Subtotal	9,731,357	9,665,160
Interest payable	709,589	86,698
Subscription of mandatorily convertible debentures into shares through CBFs (see Note 18)	-	(851,054)
Loss of control of TMM DM	(10,440,946)	-
Long-term trust certificates	$-	$8,900,804

Summary of other financing
The information for other financing at December 31, 2017 and 2016 is summarized as follows:

	2017		2016
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.(a)	$17,218	$21,246	$1,825	$38,462
Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing November 2019.

Banco Autofin México, S.A. Institución de Banca Múltiple	19,559	55,930	19,644	75,487
Five lives of credit with mortgage surety for $45.8, $34.6, $25.5, $21.6, and $8.4 million at a variable rate of the 28- day TIIE plus 450 basis points, with monthly payments of principal and interest, maturing September 2021.

INPIASA, S.A. de C.V. (b)	1,566	4,175	1,566	5,741
Contract for two lines of credit, the first for $15.7 million and the second for $4.2 million, both at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021 and October 2016, respectively. The line amounting to $4.2 million was paid in full, and in accordance with the amortization schedule in October 2016.

Banco del Bajío, S.A. (b)	1,423	1,304	1,541	2,728
$8.5 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing November 2019.

HSBC, S.A. (b)	1,629	3,802	1,629	5,432
$9.77 million line of credit at a variable rate of the 28-day TIIE plus 300 points, with monthly payments of principal and interest, and maturing April 2021.

Caja de Ahorro Popular la Merced Sociedad de Ahorro y Préstamo, S. de R.L. de C.V. (b)	-	-	1,100	-
$2.64 million line of credit at a variable rate of the 28-day TIIE plus 200 points, with monthly payments of principal and interest, and maturing October 2017. The line was paid in full according to its amortization schedule in October 2017.

2017		2016
Short-term	Long-term	Short-term	Long-term
Banco del Bajío, S.A.	1,264	2,106	1,264	3,370
$9.36 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing August 2020.

Trust certificates	-	-	-	8,814,106
Portfolio securitization program with a variable interest rate of the 28-day TIIE annualized plus 245 basis points (at December 2017 close, this was 9.94%) maturing August 2035. See Note 5 on the loss of control of TMM DM.

CI Banco S.A. Institución de Banca Múltiple	15,000	-	20,000	15,000
$40 million line of credit at a variable rate of the 28-day TIIE plus 150 points, with monthly payments of principal and interest on outstanding balances, and maturing November 2018.

Interest payable	2,213	-	160,920	-
	59,872	88,563	209,489	8,960,326

	2017		2016
	Short-term	Long-term	Short-term	Long-term
Payable in US dollars
DVB Bank América, NV (c)	282,677	-	352,575	-
Two lines of credit with mortgage surety; the first for US$25.0 million (approximately $485.2 million) at an average rate of 7.42% and maturing May 2017. The second, for US$27.5 million (approximately $542.7 million), at an average rate of 7.78%, and maturing June 2017.

The restructuring of the payment schedule and outstanding balance amounting to $16.0 million dollars (approximately $315.7 million pesos) was formalized in June 2017, with a variable Libor rate at 90 days plus 325 points, with monthly payments on principal and interest on unpaid balances, due June 2018.

DEG-Deutsche Investitions – UND (d)	23,682	29,603	20,105	55,793
US$8.5 million line of credit with pledge surety (approximately $167.7 million) at 8.01% fixed rate, with semiannual payments of principal and interest on outstanding balances, with a two year grace period on the principal and maturing July 2014. On September 2, 2016, the restructuring of the outstanding balance amounting to $4.1 million dollars (approximately 80.9 million) by extending the due date up to December 2019, with quarterly payments on principal and interest on the unpaid balance at a variable Libor rate at 90 days plus 550 points for the first 4 quarters, 650 points for the next 4 quarters, 750 points for the net 4 quarters, and finally 900 points for the last 2 quarters.

Other (e)	98,677	-	123,984	-
Unsecured credits were contracted, each one amounting to $3.0 million dollars (approximately $59.2 million pesos) at a fixed rate of 11.25%, with semester payments on principal and interest, originally due January 2016. Both credits were contracted again in January 2017, and $1.0 million dollars on one of them was paid and both were due in July 2017. The payment rescheduling and outstanding balance amounting to $5.0 million dollars (approximately $98.7 million pesos) were formalized in July 2017, with a fixed rate of 11.25% with monthly payments on interest and principal, due July 2018.

2017		2016
Short-term	Long-term	Short-term	Long-term
FTAI Subsea 88 Ltd	10,954	171,479	9,770	191,017
US$10.8 million line of credit through financial leasing (approximately $213.1 million), at 15.92% fixed rate with monthly payments of principal and interest on outstanding balances and maturing November 2023.

	415,990	201,082	506,434	246,810
Payable in euros
B V Scheepswerf Damen Gorinchem	26,499	106,612	24,447	122,951
Opening line of credit amounting to $7.58 million euros (approximating $159.2 million), at a 7.0% fixed rate with semester payments on principal and interest on unpaid balances and due November 2022.
	26,499	106,612	24,447	122,951
	$502,361	$396,257	$740,370	$9,330,087

(a)	On August 2, 2016, the Company completed the restructuring process of its payment schedule.

(b)	They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by ADEMSA, related party.

(c)	The Company formally completed the restructuring of the payment schedule and the new due date will be on June 18, 2018.

(d)	The Company formally completed the restructuring of the payment schedule and the new due date will be on December 15, 2019.

(e)
On January 31, 2017, both credits were contracted again by paying $1.0 million US dollars on one of the credits. As at the issue date of these financial statements, the Company is up to date in its obligations and completed the extension of the credit term to July 25, 2018.

Maturity of long-term financial debt
The maturity of the long-term financial debt at December 31, 2017 and 2016 is as follows:

Maturity	2017	2016
2018	$-	$118,515
2019	115,683	115,616
2020	65,390	64,040
2021	61,711	60,482
2022	48,538	157,327
2023 and thereafter	104,935	8,814,107
	$396,257	$9,330,087